Cover	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	001-31918
Entity Registrant Name	Idera Pharmaceuticals, Inc.
Entity Central Index Key	0000861838
Entity Tax Identification Number	04-3072298
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	505 Eagleview Blvd.
Entity Address, Address Line Two	Suite 212
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	484
Local Phone Number	348-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IDRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false